UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

1111 Lincoln Road, #740

Miami Beach, Florida 33139

(Address of principal executive offices) (Zip code)

Matthew Zuckerman, President of Zuckerman Management Associates, Inc.

1111 Lincoln Road, #740, Miami Beach, Florida 33139

 (Name and Address of Agent for Service)

WITH COPIES TO:

Ethan W. Johnson

Morgan, Lewis & Bockius, LLP

5300 First Union Financial Center

200 South Biscayne Boulevard

Miami, Florida 33131-2339

Registrant's telephone number, including area code: (305) 532-5044

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

The Prairie Fund

June 30, 2003

The Prairie Fund

				Schedule of Investments
				June 30, 2003 (Unaudited)
Shares/Principal Amount		Cost	Market Value	% of Assets

COMMON STOCKS
Beverage
5,000	Coca Cola Co.	$269,835	$ 232,050
2,500	Pepsico Inc.	88,125	111,250
		357,960	343,300	14.52%

Communications Equipment
10,000	Lucent Technologies *	219,450	20,300	0.86%

Communication Services
145	Avaya Inc. *	5,975	937
4,800	Nextel Communications Inc. Cl A *	247,500	86,736
		253,475	87,673	3.71%

Computer/Office
1,000	Intl Business Machines Inc.	107,604	82,500	3.49%

Conglomerate
5,000	General Electric Co.	257,917	143,400	6.07%

Containers & Packaging
1,000	Avery Dennison Corp.	52,205	50,200	2.12%

Data Processing
5,000	DST Systems Inc. Dela *	190,782	190,000	8.04%

Drugs
1,500	Bristol Myers Squibb Co.	78,950	40,725
5,000	Pfizer Inc.	148,978	170,750
3,750	Ivax Corporation *	70,195	66,937
2,500	Merck & Co. Inc.	169,175	151,375
4,000	Schering-Plough Corp.	168,394	74,400
		635,692	504,187	21.33%

Drugs, Distribution
3,500	McKesson Corp.	70,634	125,090	5.29%

Drug Stores
2,000	Walgreen Co.	79,688	60,200	2.55%

Electric Utilities
1,000	Maine Public Service Co.	26,035	32,510	1.38%

Fast Foods
4,000	McDonalds Corp.	130,000	88,240	3.73%

Food Processing
1,000	J.M. Smucker Company	36,724	39,890	1.69%

Furniture and Fixtures
2,500	Ethan Allen Interiors Inc.	82,075	87,900	3.72%

Holding Companies
3	Berkshire Hathaway Inc. Class A *	168,300	217,500	9.20%

Household Products
1,500	Procter & Gamble Co.	163,866	133,770	5.66%

Medical Equipment & Supplies
150	Zimmer Holdings Inc. *	4,350	6,758	0.29%

Semiconductors
107	Agere Systems Class A *	880	249	0.01%

	Total Common Stocks	$ 2,837,637	$ 2,213,667	93.64%

Money Market Funds
150,853	UMB Money Market .307%	150,853	150,853	6.37%

	Total Money Market Funds	$150,853	$ 150,853	6.38%

	Total Investments	2,988,490	2,364,520	100.02%

	Liabilities In Excess of Other Assets		(504)	-0.02%

	Net Assets		$ 2,364,016	100.00%

* Non-income producing securities

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statement of Assets and Liabilities
6/30/2003 (Unaudited)

Assets:
Investment Securities at Market Value	$2,364,520
(Identified Cost - 2,988,490)
Cash	1,179
Receivables:
Dividends and Interest	3,570
Total Assets	2,369,269
Liabilities:
Accrued Advisor Fees	2,008
Accrued Expenses	3,245
Total Liabilities	5,253

Net Assets	$2,364,016
Net Assets Consist of:
Paid In Capital	3,197,403
Accumulated Undistributed Net Investment Income	(18,304)
Accumulated Realized Gain (Loss) on Investments - Net	(191,113)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	(623,970)
Net Assets, for Shares Outstanding	$2,364,016
Net Asset Value and Redemption Price
Per Share ($2,364,016/360,713 shares)	$6.55
Offering Price Per Share	$6.55

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statement of Operations
For the six months ended June 30, 2003 (Unaudited)

Investment Income:
Dividends	$13,581
Interest	173
Total Investment Income	13,754
Expenses
Legal fees	5,068
Management and Advisory fees (Note 3)	11,157
Transfer Agent & Fund Accounting Fees	5,964
Audit fees	5,466
Custodial Fees	1,864
Printing Expense	995
Registration Expense	950
Insurance Expense	594
Total Expenses	32,058

Net Investment Loss	(18,304)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(121,994)
Unrealized Appreciation (Depreciation) on Investments	331,984
Net Realized and Unrealized Gain (Loss) on Investments	209,990

Net Increase (Decrease) in Net Assets from Operations	$ 191,686

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statement of Changes in Net Assets (Unaudited)
	1/1/2003	1/1/2002
	to	to
	6/30/2003	12/31/2002
From Operations:
Net Investment Income/(Loss)	$(18,304)	$(68,971)
Net Realized Gain (Loss) on Investments	(121,994)	11,334
Net Unrealized Appreciation (Depreciation)	331,984	(686,300)
Increase (Decrease) in Net Assets from Operations	191,686	(743,937)
From Distributions to Shareholders
Net Investment Income	0	0
Net Realized Gain (Loss) from Security Transactions	(31)	(60,531)
Net Increase (Decrease) from Distributions	(31)	(60,531)
From Capital Share Transactions:
Proceeds From Sale of Shares	0	5,217
Shares Issued on Reinvestment of Dividends	31	60,531
Cost of Shares Redeemed	(130,000)	(50,000)
Net Increase from Shareholder Activity	(129,969)	15,748

Net Decrease in Net Assets	61,686	(788,720)

Net Assets at Beginning of Period	$ 2,302,330	$ 3,091,050
Net Assets at End of Period	$ 2,364,016	$ 2,302,330

Share Transactions:
Issued	0	746
Reinvested	5	10,055
Redeemed	(20,700)	(8,052)
Net increase (decrease) in shares	(20,695)	2,749
Shares outstanding beginning of period	381,408	378,659
Shares outstanding end of period	360,713	381,408

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2003	1/1/2002	1/1/2001	1/1/2000*
	to	to	to	to
	6/30/2003	12/31/2002	12/31/2001	12/31/2000
Net Asset Value -
Beginning of Period	$ 6.04	$ 8.16	$9.98	10.00
Net Investment Income/(Loss)	(0.05)	(0.18)	(0.26)	(0.07)
Net Gains or Losses on Securities
(realized and unrealized)	0.56	(1.78)	(1.56)	0.05
Total from Investment Operations	0.51	(1.96)	(1.82)	(0.02)
Distributions
(from net investment income)	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	(0.16)	0.00	0.00
Total Distributions	0.00	(0.16)	0.00	0.00
Net Asset Value -
End of Period	$ 6.55	$ 6.04	$8.16	$ 9.98
Total Return	8.44%	(23.98)%	(18.24)%	(0.20)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,364	2,302	3,091	3,780

Ratio of Expenses to Average Net Assets - before reimbursements	2.87%	3.65%	4.00%	2.60%
Ratio of Expenses to Average Net Assets - net of reimbursements	2.87%	3.65%	4.00%	1.52%
Ratio of Net Loss to Average Net Assets	(1.64)%	(2.60)%	(3.00)%	(0.79)%
Ratio of Net Loss to Average Net Assets after reimbursments	(1.64)%	(2.60)%	(3.00)%	(1.87)%
Portfolio Turnover Rate	10.72%	1.81%	22.70%	23.84%

* commencement of operations.

The accompanying notes are an integral part of the financial statements.

THE PRAIRIE FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2003  (UNAUDITED)

1.)

ORGANIZATION

The Prairie Fund (“The Fund”) is a no-load mutual fund advised by Zuckerman Management Associates, Inc. (ZMA). It was incorporated and elected S-Corporation status on May 25, 1999.  The fund began operations on January 1, 2000 with in-kind contributions of appreciated marketable equity securities (Note 4).  The Fund is also registered with the Securities and Exchange Commission as a non-diversified, open-end management investment company, effective August 2, 2000.  On August 6, 2000 the entity reorganized as a Delaware business trust.  The Fund’s shares are not currently available for sale to the public, but the Board of Trustees is contemplating public registration in the latter part of 2003.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its objective by investing primarily in common stock issued by U.S. companies.

The Fund’s custodian is UMB Bank, NA based in Kansas City, Missouri, and the transfer agent is Mutual Shareholder Services, based in Cleveland, Ohio.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Investment in Securities traded on a national securities and exchange (or reported on the Nasdaq national market) are stated at the last reported sales price of the day of valuation; other securities traded over-the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Trustees.

INCOME RECOGNITION:

Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

FEDERAL INCOME TAXES:

The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

RECLASSIFICATIONS:

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and capital gain distributions determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles.

3.)

INVESTMENT ADVISORY AGREEMENT

ZMA serves as the Fund’s investment advisor, charging an annual management and investment advisory fee of 1.0% of the Fund’s average net assets.  The Fund pays its own expenses.  The investment advisor has agreed to pay any amount of the fees for the Fund’s custodian, administrator, transfer agent and Investment Company Institute membership that exceed in the aggregate one percent (1.00%) of the Fund’s net asset value for the year.  The advisor received management fees of $11,157 for the six months ended June 30, 2003.  For the six months ended June 30, 2003, there were no reimbursements required of ZMA.

4.)

INVESTMENT TRANSACTIONS

During the six months ended June 30, 2003, purchases and sales of investment securities were $114,486 and $329,321, respectively.  During the fiscal year ended December 31, 2002, the Fund recorded realized gains of $11,334 for financial statement purposes and $72,173 realized gains for income tax purposes.

At June 30, 2003, the Fund’s investment portfolio had a net unrealized loss of $623,970 for financial statement purposes, with the market value of securities transferred in during the initial year constituting the Fund’s basis in the marketable securities.

At December 31, 2002, the composition of unrealized appreciation and depreciation on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
1,024,697	(536,419)	488,278

5.) RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2003, Matthew M. Zuckerman, the primary stockholder of ZMA, as well as members of the primary stockholder’s family, in the form of Trusts, constitute 100% of the Fund’s ownership.

6.) DISRTIBUTIONS TO SHAREHOLDERS

On December 27, 2002, a distribution of $0.1630 was declared.  The dividend was paid on December 27, 2002 to shareholders of record on December 26, 2002.

The tax character of distribution paid during the fiscal years 2002 and 2001 were as follows:

Distributions paid from:  2002 2001

Ordinary Income $   0$0

Short-Term Capital Gain 00

Long-Term Capital Gain 60,531   0

 $  60,531 $  0

As of December 31, 2002, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income   $0

Undistributed long-term capital gains/(accumulated losses)   (69,088)

Undistributed appreciation/(depreciation)   488,278

  $  419,190

The difference between book basis and tax basis unrealized depreciation is attributable to the difference in original cost basis of securities owned and the market value of securities at the time of transfer.

Board of Trustees

Matthew M Zuckerman, President

Nancy Z Markovitch, Secretary/Treasurer

(Daughter of Matthew M Zuckerman)

Elias Herschmann, MD

Jack Levine CPA

Joseph Weisel

Investment Adviser

Zuckerman Management Associates, Inc.

801 41st Street, Suite 210

Miami Beach, Florida 33140

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd,  Suite C

Brecksville, Ohio 44141

Custodian

UMB Bank, NA

Mutual Fund Services

928 Grand Blvd, 10th Floor

Kansas City, MO 64106

Counsel

Morgan, Lewis & Bockius LLP

5300 First Union Financial Center

200 South Biscayne Boulevard

Miami, FL33131-2339

Independent Auditors

McCurdy & Associates CPA’s Inc.

27955 Clemens Road

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Prairie Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.

Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based  on  the  evaluation of the Registrant's Disclosure Controls and Procedures  as  of  a  date  within  90  days  of the Filing Date, the Registrant's  President  and  Treasurer/CFO  has  determined  that the Disclosure  Controls and Procedures (as defined in Rule 30a-2(c) under the  Act)  are  designed  to  ensure  that  information required to be disclosed  by  the  Registrant  is recorded, processed, summarized and reported  by  the  Filing  Date,  and  that information required to be disclosed   in   the   report  is  communicated  to  the  Registrant's management,  as  appropriate,  to  allow  timely  decisions  regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.Exhibits.

(a)

 ANY CODE OF ETHICS OR AMENDMENT THERETO.

Not applicable until annual filing.

(b)

CERTIFICATION PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002.

Filed herewith.

(c)

CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/Matthew Zuckerman, President

*Matthew Zuckerman

President

Date September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew Zuckerman, President

*Matthew Zuckerman

President

Date September 8, 2003

* Print the name and title of each signing officer under his or her signature.